Financial Risk and Fair Value Disclosures - Categories of Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure Of Financial Instruments [Abstract]
Financial assets at fair value through profit or loss	$ 16,042,721		$ 14,021,473
Financial assets at fair value through other comprehensive income	10,526,144	$ 374,863	14,723,232
Financial assets measured at amortized cost
Cash and cash equivalents (excludes cash on hand)	94,042,271		95,486,403
Receivables	28,942,147		26,459,392
Refundable deposits	2,310,961	82,299	2,600,733
Other financial assets	14,386,131		2,353,066
Total	166,250,375		155,644,299
Financial liabilities at fair value through profit or loss	2,326
Short-term loans	11,057,132	$ 393,773	12,015,206
Payables	31,188,794		27,433,065
Guarantee deposits (current portion included)	235,992		296,694
Bonds payable (current portion included)	18,690,384		38,781,416
Long-term loans (current portion included)	33,066,106		33,902,074
Lease liabilities	5,576,864		6,031,025
Other financial liabilities	20,746,624		20,093,441
Total	$ 120,564,222		$ 138,552,921